STOCK-BASED COMPENSATION (Details Textual) (USD $)	3 Months Ended	12 Months Ended		122 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award Options Unvested Compensation Cost		$ 2,733,590
Employee Service Share Based Compensation Nonvested Total Compensation In Current Year		1,447,269
Employee Service Share Based Compensation Nonvested Tota lCompensation In Year Two		876,455
Employee Service Share Based Compensation Nonvested Total Compensation In Year Three		360,039
Employee Service Share Based Compensation Nonvested Total Compensation In Year Four		49,827
Weighted-Average Grant-Date Fair Value Of Vested Options Outstanding (in dollars per share)		$ 1.01	$ 1.31	$ 1.01
Weighted Average Grant Date Fair Value Of Unvested Options Outstanding (in dollars per share)		$ 0.73	$ 0.89	$ 0.73
Share Based Compensation Arrangement By Share Based Payment Award Options Unvested and Expected To Vest Outstanding Number (in shares)		3,918,664		3,918,664
Options Outstanding after the Reverse Stock Split			49,159
Common Stock, Capital Shares Reserved for Future Issuance		10,000,000		10,000,000
Aggregate Shares Available For Future Grants		3,669,562		3,669,562
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost			4,494
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value			$ 1.4
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			100,000
Share Based Compensation Arrangement By Share Based Paymet Award Options Forfeitures Rate		0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			$ 3
Weighted-average grant-date fair value		$ 0.62	$ 0.98	$ 1.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		1,549,300	756,400	4,355,700
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost	58,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			$ 0
Performance Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		167,550	670,200
Minimum [Member]
Investment Options, Exercise Price (in dollars per share)			$ 1.53
Maximum [Member]
Investment Options, Exercise Price (in dollars per share)			$ 1,072.53